N-4	Sep. 16, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Company Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Sep. 16, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

PIMCO All Asset Portfolio

Effective immediately, Research Affiliates, LLC, sub-adviser to the PIMCO All Asset Portfolio, was renamed Syzygy Asset Management. Reference to Research Affiliates, LLC as sub-adviser in the “Fund – Share Class and Adviser/Sub-Adviser” column for the PIMCO All Asset Portfolio as listed in your prospectus under “Appendix B – Investment Options Available Under the Contract” are replaced with Syzygy Asset Management.

ForeInvestors Choice Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective immediately, Research Affiliates, LLC, sub-adviser to the PIMCO All Asset Portfolio, was renamed Syzygy Asset Management. Reference to Research Affiliates, LLC as sub-adviser in the “Fund – Share Class and Adviser/Sub-Adviser” column for the PIMCO All Asset Portfolio as listed in your prospectus under “Appendix B – Investment Options Available Under the Contract” are replaced with Syzygy Asset Management.

ForeInvestors Choice Variable Annuity [Member] | PIMCO All Asset Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio
Portfolio Company Subadviser [Text Block]	Syzygy Asset Management